Income Tax - Schedule of Components of Income Tax Credit (Expense) Reported in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax (expense)/benefit	$ (118)	$ 5	$ (17)
Adjustments in respect of current income tax of previous years	(64)	5	0
Income tax (expense)/benefit reported in the income statement	$ (182)	$ 10	$ (17)